Revenue - Schedule of Revenue (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Revenue [Line Items]
Revenue	RM 55,465,994	$ 13,167,002	RM 30,439,585
Timing of revenue recognition:
Unsatisfied performance obligation	196,695,432	46,693,278	36,756,234
Point in time [Member]
Schedule of Revenue [Line Items]
Revenue	1,230,715	292,158	7,595,546
Over time [Member]
Schedule of Revenue [Line Items]
Revenue	54,235,279	12,874,844	22,844,039
Contract Services [Member]
Schedule of Revenue [Line Items]
Revenue	38,289,161	9,089,415	21,776,845
Contract Services [Member] | Related Party [Member]
Schedule of Revenue [Line Items]
Revenue	14,669,420	3,482,355	1,067,194
Sales of goods [Member]
Schedule of Revenue [Line Items]
Revenue	RM 2,507,413	$ 595,232	RM 7,595,546